Bank Loans	12 Months Ended
Mar. 31, 2020
Brokers and Dealers [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Bank loans consisted of the following as of March 31, 2020 and 2019:

	As of March 31,
	2020	2019

Car loans – current portion	$43,902	$27,817

	As of March 31,
	2020	2019

Car loans – non-current portion	$36,511	$41,706

Two car loans of $70,613 at 12% annual interest rate and $48,017 at 9.5% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement.